SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Principles of consolidation (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Sociedad Contractual Minera Puren
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in joint venture	65.00%	65.00%
Bald Mountain Exploration LLC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in joint venture	50.00%	50.00%
Compania Minera Casale
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of ownership interest in associate		25.00%
Fairbanks Gold Mining, Inc.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%
Kinross Brasil Mineracao S.A. ("KBM")
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%
Compania Minera Maricunga
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%
Compania Minera Mantos de Oro
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%
Echo Bay Minerals Company
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%
Chukotka Mining and Geological
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%
Northern Gold LLC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%
Selene Holdings LP
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary		100.00%
Tasiast Mauritanie Ltd. S.A.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%
Chirano Gold Mines Ltd. (Ghana)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	90.00%	90.00%
Ownership interest non controlling interest	10.00%	10.00%
KG Mining (Bald Mountain) Inc.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%
Round Mountain Gold Corporation/KG Mining (Round Mountain) Inc.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest in subsidiary	100.00%	100.00%